Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Summary [Line Items]
Change in valuation allowance	$ (97)	$ (771)	$ 1,042
Net operating loss carryforwards	2,737	2,248
Deferred tax assets	3,231	2,805
Deferred tax assets, valuation allowance	2,011	2,119
Deferred tax assets, valuation allowance, increase (decrease)	$ 108
Noncontrolling interest, ownership percentage	5.00%
Percentage of beneficial ownership	50.00%
Unrecognized tax benefits	$ 79	106	202	$ 280
Unrecognized tax benefits, liabilities with taxing authorities	0	100	$ 111
Uncertain tax positions that would impact effective tax rate	61
Unrecognized tax benefits, accrued liabilities	20	23
Federal [Member]
Income Taxes Summary [Line Items]
NOL carryforward	10,138
Net operating loss carryforwards	2,129
Unrecognized tax benefits, liabilities with taxing authorities		4
State and local [Member]
Income Taxes Summary [Line Items]
NOL carryforward	10,688
Net operating loss carryforwards	608
Unrecognized tax benefits, liabilities with taxing authorities	32	$ 74
Unrecognized tax benefits, receivables with taxing authorities	$ 29